UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

American Energy Independence ETF
Schedule of Investments
August 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 81.8%
Mining, Quarrying, and Oil and Gas Extraction - 32.4%
8,246	AltaGas Ltd.	$153,230
9,373	Archrock, Inc.	118,568
25,543	Enbridge, Inc.	871,202
23,583	EnLink Midstream LLC	384,403
10,248	Gibson Energy, Inc.	152,189
12,236	Inter Pipeline Ltd.	224,842
7,336	Keyera Corp.	202,148
11,221	Pembina Pipeline Corp.	382,718
4,543	SemGroup Corp. - Class A	109,941
8,960	TransCanada Corp.	381,607
		2,980,848
Professional, Scientific, and Technical Services - 1.9%
3,633	Macquarie Infrastructure Corp.	170,896
Transportation and Warehousing - 22.4%
15,729	Plains GP Holdings LP - Class A	405,493
17,815	Tallgrass Energy GP LP	438,071
6,685	Targa Resources Corp.	368,143
28,847	The Williams Cos, Inc.	853,583
		2,065,290
Utilities - 25.1%
20,300	Antero Midstream GP LP	342,867
12,124	Cheniere Energy, Inc. (a)	811,460
44,429	Kinder Morgan, Inc.	786,393
5,635	ONEOK, Inc.	371,403
		2,312,123
TOTAL COMMON STOCKS (Cost $7,315,155)		7,529,157

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES - 18.0%
Finance and Insurance - 1.6%
6,916	EQT GP Holdings LP	145,236
Mining, Quarrying, and Oil and Gas Extraction - 5.4%
497	Andeavor Logistics LP	24,144
273	Crestwood Equity Partners LP	10,265
8,295	Enterprise Products Partners LP	237,237
6,580	Western Gas Equity Partners LP	222,799
		494,445
Transportation and Warehousing - 11.0%
819	Buckeye Partners LP	28,878
46,879	Energy Transfer Equity LP	820,382

588	Genesis Energy LP	14,071
259	Holly Energy Partners LP	7,501
1,281	Magellan Midstream Partners LP	87,428
1,603	MPLX LP	56,858
		1,015,118
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $1,622,595)		1,654,799

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
8,549	First American Government Obligations Fund, Class X, 1.84% (b)	8,549
TOTAL SHORT-TERM INVESTMENTS (Cost $8,549)		8,549
TOTAL INVESTMENTS - 99.9% (Cost $8,946,299)		9,192,505
Other Assets in Excess of Liabilities - 0.1%		9,563
NET ASSETS - 100.0%		$9,202,068

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of August 31, 2018.

For fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management.  This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting use.  Categories are shown as a percentage of net assets.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on  Nasdaq will be valued at the  Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,529,157	$ -	$ -	$ 7,529,157
Master Limited Partnerships and Related Companies	1,654,799	-	-	1,654,799
Short-Term Investments	8,549	-	-	8,549
Total Investments in Securities	$ 9,192,505	$ -	$ -	$ 9,192,505
^ See Schedule of Investments for breakout of investments by industry group classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)       /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date        10/10/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date        10/10/18

By (Signature and Title)*        /s/ Brett M. Wickman
Brett M. Wickman, Assistant Treasurer (acting principal
financial officer)

Date        10/10/18

* Print the name and title of each signing officer under his or her signature.